Segmental analysis - Schedule of reconciliation of total operating profit to profit before tax from continuing operations (Details) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Disclosure of operating segments [line items]
Operating profit from continuing operations	£ 5,431	£ 4,934	£ 4,475
Share of post-tax results of joint ventures and associates	76	73	37
Finance income	380	450	248
Finance costs	(1,705)	(1,807)	(1,712)
Profit before tax	4,182	3,650	3,048
Before exceptional items and remeasurements, netting
Disclosure of operating segments [line items]
Operating profit from continuing operations	5,044	4,765	5,462
Share of post-tax results of joint ventures and associates	76	75	101
Finance income	378	449	244
Finance costs	(1,649)	(1,810)	(1,723)
Profit before tax	3,849	3,479	4,084
Exceptional items and remeasurements, netting
Disclosure of operating segments [line items]
Operating profit from continuing operations	387	169	(987)
Share of post-tax results of joint ventures and associates	0	(2)	(64)
Finance income	2	1	4
Finance costs	(56)	3	11
Profit before tax	£ 333	£ 171	£ (1,036)